N-2	6 Months Ended
Jun. 30, 2026 shares
Cover [Abstract]
Entity Central Index Key	0001308335
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Eaton Vance Enhanced Equity Income Fund II
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation.
Latest Premium (Discount) to NAV [Percent]	(8.59%) [1]
Common Share [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	53,316,015

[1]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.